Summary of significant accounting policies - Schedule of Estimated Useful of The Company Intangible Assets (Details)	Dec. 31, 2025	Apr. 30, 2025	Feb. 28, 2025	Jan. 31, 2025	Jul. 31, 2024
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		5 years	5 years	5 years	5 years
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years 9 months
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	6 years
Brand name | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years
Brand name | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Database
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years 9 months
User panel
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Developed technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		2 years	2 years	2 years	2 years
Developed technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years
Developed technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years